Loans and advances to clients (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Clients
Commercial and industrial	R$ 12,259,205	R$ 8,324,614	R$ 9,757,193
Real estate - Construction	283,946	154,248	193,935
Installment loans to individuals	22,658,949	21,240,296	15,675,765
Lease financing	9,523	4,218	13,594
Total	R$ 35,211,623	R$ 29,723,376	R$ 25,640,488